Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Net income	231,942	216,316	225,492

Basic Earnings Per Share
Weighted average number of common shares issued	41,888	45,701	49,423
Weighted average number of common shares held as treasury stock	(572)	(619)	(619)
Weighted average number of common shares (in thousands)	41,316	45,082	48,804

Basic Earnings Per Share	5.61	4.80	4.62

Diluted Earnings Per Share
Weighted average number of common shares	41,316	45,082	48,804
Net dilution impact related to awards of unvested common shares	1,100	817	473
Weighted average number of diluted common shares (in thousands)	42,416	45,899	49,277

Diluted Earnings Per Share	5.47	4.71	4.58